Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

Note 12. Inventories

	December 31,	December 31,
	2020	2021

	(in thousands)

Finished goods	$23,990	53,884
Work in process	63,025	107,355
Raw materials	21,346	36,963
Supplies	346	398
	$108,707	198,600

The amounts of inventories that were charged to cost of revenues were $508,469 thousand, $654,582 thousand and $789,071 thousand, for the years ended December 31,2019, 2020 and 2021, respectively, and the charges for inventories written down to net realizable value amounted to $25,447 thousand, $11,919 thousand and $9,448 thousand, for the years ended December 31, 2019, 2020 and 2021, respectively, which were also included in cost of revenues.

As of December 31, 2020 and 2021, none of the Company’s inventories was pledged as collateral.